Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues		$ 82	$ 45	$ 142
Expenses:
Cost of revenues		(62)	(10)	(10)
Research and development, net (Note 6a)		(3,316)	(2,271)	(1,411)
Sales and marketing expenses, net (Note 6b)		(2,008)	(1,370)	(665)
General and administrative expenses		(2,882)	(1,948)	(628)
Initial public offering expenses			(904)	(97)
OPERATING LOSS		(8,186)	(6,458)	(2,669)
FINANCING INCOME (EXPENSES), net		372	(38)	55
NET LOSS AND TOTAL COMPREHENSIVE LOSS		$ (7,814)	$ (6,496)	$ (2,614)
Net loss per ordinary shares, basic (in Dollars per share)		$ (0.48)	$ (0.53)	$ (0.27)
Weighted average number of ordinary shares outstanding basic (in Shares)	[1]	16,201,238	12,277,224	9,709,590

[1]	In April 2021, the Company completed a 1:1 conversion of all of its issued and outstanding ordinary A shares into ordinary shares, NIS 0.01 par value, which was applied retroactively for the calculation of the basic and diluted loss per share.